INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012
Income Taxes Details Narrative
Increase in valuation allowance	$ 14,100,000
Decrease in the deferred tax liabilities	6,600,000
Increase in deferred tax assets related to federal and state net operating losses	6,200,000
Federal net operating loss carryforwards		53,100,000
Federal net operating loss carryforwards Expiry		2025 to 2032
State net operating loss carryfowards		$ 37,500,000
State net operating loss carryfowards Expiry		2014 to 2032